Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
20.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group.
During the years ended December 31, 2018, 2019 and 2020, as a result of the Tantan acquisition discussed in Note 3, the Group determined that Tantan met the criteria for separate reportable segment given its financial information is separately reviewed by the Group’s CEO. Additionally, the Group started its entertainment business that included TV content production through one of its subsidiary QOOL, for which the Group’s CEO started to review discrete financial information. As a result, the Group determined that for the years ended December 31, 2018, 2019 and 2020, it operated in three operating segments namely Momo, Tantan and QOOL. Momo’s services mostly include live video services, value-added services, mobile marketing services and mobile games derived from the Momo’s platform. Tantan’s services mainly include value-added services and live video services provided on Tantan’s platform. QOOL services mainly include advertisement services generated from the Group’s broadcasting of content television.
The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, operating income and net income. Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31,2018
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,812,421	417,998	178,002	13,408,421
Cost and expenses:
Cost of revenues	(6,572,954)	(174,858)	(435,085)	(7,182,897)
Research and development	(614,064)	(146,580)	—	(760,644)
Sales and marketing	(1,269,493)	(520,161)	(22,608)	(1,812,262)
General and administrative	(472,057)	(121,887)	(46,079)	(640,023)
Total cost and expenses	(8,928,568)	(963,486)	(503,772)	(10,395,826)
Other operating income	252,458	173	1,066	253,697
Income (loss) from operations	4,136,311	(545,315)	(324,704)	3,266,292
Interest income	268,583	4,285	78	272,946
Interest expense	(56,503)	—	—	(56,503)
Other gain or loss, net	(43,200)	—	—	(43,200)
Income tax (expenses) benefits	(716,729)	21,824	(4,743)	(699,648)
Share of income on equity method investments	48,660	—	—	48,660

Net income (loss)	3,637,122	(519,206)	(329,369)	2,788,547

	For the year ended December 31,2019
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	15,740,815	1,259,906	14,368	17,015,089
Cost and expenses:
Cost of revenues	(8,065,300)	(415,688)	(11,108)	(8,492,096)
Research and development	(797,471)	(297,560)	—	(1,095,031)
Sales and marketing	(1,521,511)	(1,162,912)	(6,401)	(2,690,824)
General and administrative	(641,269)	(851,099)	(34,914)	(1,527,282)
Total cost and expenses	(11,025,551)	(2,727,259)	(52,423)	(13,805,233)
Other operating income	323,444	—	21,399	344,843
Income (loss) from operations	5,038,708	(1,467,353)	(16,656)	3,554,699
Interest income	396,672	10,706	164	407,542
Interest expense	(78,611)	—	—	(78,611)
Other gain or loss, net	(15,711)	—	—	(15,711)
Income tax (expenses) benefits	(917,265)	33,464	—	(883,801)
Share of income on equity method investments	(23,350)	—	—	(23,350)

Net income (loss)	4,400,443	(1,423,183)	(16,492)	2,960,768

	For the year ended December 31,2020
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,631,119	2,368,314	24,755	15,024,188
Cost and expenses:
Cost of revenues	(6,865,836)	(1,088,816)	(22,129)	(7,976,781)
Research and development	(844,826)	(322,851)	—	(1,167,677)
Sales and marketing	(1,454,123)	(1,359,709)	(90)	(2,813,922)
General and administrative	(664,458)	(73,019)	(25,673)	(763,150)
Total cost and expenses	(9,829,243)	(2,844,395)	(47,892)	(12,721,530)
Other operating income	223,312	3,945	1,520	228,777
Income (loss) from operations	3,025,188	(472,136)	(21,617)	2,531,435
Interest income	440,878	3,353	240	444,471
Interest expense	(78,872)	—	—	(78,872)
Other gain or loss, net	1,500	—	—	1,500
Income tax (expenses) benefits	(770,333)	14,713	—	(755,620)
Share of income on equity method investments	(42,522)	—	—	(42,522)

Net income (loss)	2,575,839	(454,070)	(21,377)	2,100,392